Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of assets and liabilities held for sale [Abstract]
Disclosure of assets and liabilities held for sale	The total assets and liabilities held for sale at 31 December 2025 and 2024, which are in the gas & low carbon energy and customers & products segments, are set out in the table below.

		$ million
	2025	2024
Property, plant and equipment	2,542	1,981
Goodwill	2,817	—
Intangible assets	165	333
Investments in associates	20	—
Investments in joint ventures	18	1,182
Other investments	65	—
Inventories	11	—
Cash	68	65
Trade and other receivables	292	520
Deferred tax assets	349	—
Assets classified as held for sale	6,347	4,081
Trade and other payables	(87)	(264)
Lease liabilities	(109)	(58)
Finance debt	(1,143)	(720)
Provisions	(75)	(63)
Deferred tax liabilities	(11)	—
Defined benefit pension plan and other post-employment benefit plan deficits	(169)	—
Liabilities directly associated with assets classified as held for sale	(1,594)	(1,105)